PREPAYMENTS FOR LONG-TERM ASSET (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments For Long-term Asset
SCHEDULE OF PREPAYMENTS FOR LONG TERM ASSETS

Prepayments for long-term asset consist of the following:

	December 31,	December 31,
	2023	2022
	US$	US$
Prepayments for acquisition (i)	120,000	—
Total prepayments for long-term asset	120,000	—

(i)	On May 3, 2023, one of the Company’s US subsidiaries Chaince Securities entered into a Purchase and Sale Agreement for the acquisition of all assets and liabilities of J.V. Delaney & Associates, an investment advisory firm and FINRA licensed broker dealer. As of December 31, the Company has paid the seller $120,000 US dollars.